UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P.Schwartz                     Bloomfield Hills, MI       2-7-05
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     159
                                            -------------------------

Form 13F Information Table Value Total:     $471,271
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 4826      62275  SH        SOLE           62275
ACCO Brands Corporation        com 00081T108  298      12172  SH        SOLE           12172
Alberto Culver Co.             com 013068101  823      18000  SH        SOLE           18000
Alliant Techsystems Inc.       com 018804104 1843      24200  SH        SOLE           24200
Alltel Corporation             com 020039103 2932      46475  SH        SOLE           46475
American International Group   com 026874107 8276     121300  SH        SOLE           121300
American Science & Engineering com 029429107 2495      40000  SH        SOLE           40000
American Pacific Corporation   com 028740108  413      60000  SH        SOLE           60000
AMETEK Inc.                    com 031100100 1846      43400  SH        SOLE           43400
Anadarko Petroleum Corporation com 032511107 1668      17600  SH        SOLE           17600
Applied Signal Technology      com 038237103 5448     240000  SH        SOLE           240000
Automatic Data Processing,Inc. com 053015103 3614      78740  SH        SOLE           78740
Avery Dennison Corporation     com 053611109  854      15460  SH        SOLE           15460
BB&T Corporation               com 066821109 3248      77500  SH        SOLE           77500
Balchem Corporation            com 057665200 1863      62500  SH        SOLE           62500
Beckman Coulter, Inc.          com 075811109 3710      65200  SH        SOLE           65200
Bed Bath and Beyond Inc.       com 075896100 1656      45800  SH        SOLE           45800
Berkshire Hathaway CLB         com 084670207 1503        512  SH        SOLE           512
Black & Decker Corp.           com 091797100 1661      19100  SH        SOLE           19100
Biomet, Inc.                   com 090613100 2026      55400  SH        SOLE           55400
Boston Scientific Corporation  com 101137107  337      13772  SH        SOLE           13772
Briggs & Stratton Corp.        com 109043109  318       8200  SH        SOLE           8200
Brown & Brown,Inc.             com 115236101 1787      58500  SH        SOLE           58500
Brunswick Corporation          com 117043109 1748      43000  SH        SOLE           43000
Caterpillar Inc.               com 149123101 5066      87700  SH        SOLE           87700
C.R. Bard, Inc.                com 067383109 1984      30100  SH        SOLE           30100
CenturyTel, Inc.               com 156700106 1658      50000  SH        SOLE           50000
Champion Enterprises, Inc.     com 158496109  710      52100  SH        SOLE           52100
Chattem, Inc.                  com 162456107 8339     229150  SH        SOLE           229150
Christopher & Banks Corp.      com 171046105 4954     263800  SH        SOLE           263800
Citigroup Inc.                 com 172967101  282       5816  SH        SOLE           5816
CLARCOR Inc.                   com 179895107 2026      68200  SH        SOLE           68200
Coach Inc.                     com 189754104  960      28800  SH        SOLE           28800
Comerica Inc.                  com 200340107  494       8700  SH        SOLE           8700
Core Laboratories N.V.         com N22717107 5260     140800  SH        SOLE           140800
Corinthian Colleges, Inc.      com 218868107 1285     109200  SH        SOLE           109200
Countrywide Financial
  Corporation                  com 222372104 1097      32100  SH        SOLE           32100
Courier Corporation            com 222660102  343      10000  SH        SOLE           10000
Craftmade International,Inc.   com 22413E10411970     598200  SH        SOLE           598200
Diamond Offshore Drilling, Inc.com 25271C102 1433      20600  SH        SOLE           20600
Diebold Incorporated           com 253651103 5841     153700  SH        SOLE           153700
Dollar Tree Stores, Inc.       com 25674710610709     447350  SH        SOLE           447350
Donaldson Company, Inc.        com 257651109 1952      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1745      43100  SH        SOLE           43100
Duke Realty Corporation        com 264411505 1236      37000  SH        SOLE           37000
Education Management Corp.     com 28139t101 2848      85000  SH        SOLE           85000
Emerson Electric Co.           com 291011104 1241      16619  SH        SOLE           16619
Ethan Allen Interiors Inc.     com 297602104  194       5300  SH        SOLE           5300
Engineered Support System      com 292866100  895      21500  SH        SoLE           21500
Everest Re Group, Ltd.         com 012268483 5138      51200  SH        SOLE           51200
Excelon Corporation            com 30161n101 1541      29000  SH        SOLE           29000
Expeditors International       com 302130109 1627      24100  SH        SOLE           24100
Exxon Mobil Corporation        com 302290101 5544      98703  SH        SOLE           98703
FPL Group, Inc.                com 302571104 1309      31500  SH        SOLE           31500
FactSet Research Systems Inc.  com 303075105 2097      50950  SH        SOLE           50950
Fargo Electronics, Inc.        com 30744p10216642     864500  SH        SOLE           864500
Fifth Third Bancorp            com 316773100  207       5500  SH        SOLE           5500
First Data Corporation         com 319963104 6583     153050  SH        SOLE           153050
First Marblehead Corporation   com 320771108 1032      31400  SH        SOLE           31400
Fleetwood Enterprises Inc.     com 339099103  500      40500  SH        SOLE           40500
Fortune Brands Inc.            com 349631101 2684      34400  SH        SOLE           34400
Franklin Electric              com 353514102 1989      50300  SH        SOLE           50300
Gallagher & Co., (Arthur J.)   com 363576109 3069      99400  SH        SOLE           99400
Garmin Ltd.                    com g37260109 1672      25200  SH        SOLE           25200
General Dynamics Corporation   com 36955010810623      93140  SH        SOLE           93140
Gentex Corporation             com 371901109 3364     172500  SH        SOLE           172500
Genuine Parts Company          com 372460105 2692      61300  SH        SOLE           61300
Graco Inc.                     com 384109104 9901     271400  SH        SOLE           271400
Harley Davidson, Inc.          com 412822108 5236     101700  SH        SOLE           101700
Harris Corporation             com 413875105 1828      42500  SH        SOLE           42500
Health Care Property           com 421915109 1986      77700  SH        SOLE           77700
Henry Schein Inc.              com 806407102  436      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1511      53050  SH        SOLE           53050
Hormel Foods Corporation       com 440452100  490      15000  SH        SOLE           15000
Home Depot, Inc.               com 437076102 1279      31605  SH        SOLE           31605
Host Marriott Corp.            com 44107P104  451      23800  SH        SOLE           23800
Huntington Bancshares Inc.     com 446150104  356      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  330      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 9251    1315900  SH        SOLE           1315900
ITT Industries, Inc.           com 450911102 1614      15700  SH        SOLE           15700
Johnson Controls, Inc.         com 478366107 2989      41000  SH        SOLE           41000
Jones Apparel Group Inc.       com 480074103 5306     172725  SH        SOLE           172725
K-Swiss Inc. - Class A         com 482686102  710      21900  SH        SOLE           21900
Kellogg Corporation            com 487836108 2792      64600  SH        SOLE           64600
Kimberly Clark Corp.           com 316773100  230       3850  SH        SOLE           3850
Kinectic Concepts, Inc.        com 49460W208 2954      74300  SH        SOLE           74300
Landauer, Inc.                 com 51476k103  461      10000  SH        SOLE           10000
Landstar System, Inc.          com 515098101 1766      42300  SH        SOLE           42300
Layne Christensen Company      com 521050104 2116      83200  SH        SOLE           83200
Leggett & Platt, Inc.          com 524660107 8876     386600  SH        SOLE           386600
Leucadia National Corporation  com 527288104  776      16350  SH        SOLE           16350
Lexmark International, Inc.    com 529771107 4532     101100  SH        SOLE           101100
Lifetime Brands Inc.           com 53222q10315154     733168  SH        SOLE           733168
Lincare Holdings Inc.          com 532791100 4354     103900  SH        SOLE           103900
MBIA Inc.                      com 55262C100  373       6200  SH        SOLE           6200
Mackinac Financial Corporation com 554571109  341      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 6669     167700  SH        SOLE           167700
Maritrans Inc.                 com 570363101  650      25000  SH        SOLE           25000
Masco Corporation              com 574599106  604      20000  SH        SOLE           20000
McCormick & Co. Inc.           com 579780206 2628      85000  SH        SOLE           85000
Meadowbrook Insurance          com 58319p108 2794     478500  SH        SOLE           478500
Mettler-Toledo Intl Inc.       com 592688105 1783      32300  SH        SOLE           32300
Mine Safety Appliances Company com 602720104 8933     246700  SH        SOLE           246700
Mohawk Industries Inc.         com 60819010412341     141880  SH        SOLE           141880
Mylan Laboratories             com 628530107 6094     305300  SH        SOLE           305300
National City Corporation      com 635405103 2390      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109 1690      75000  SH        SOLE           75000
National Fuel Gas              com 636180101  468      15000  SH        SOLE           15000
Neogen Corporation             com 640491106 4470     212878  SH        SOLE           212878
Newell Rubbermaid Inc.         com 651229106 1237      52000  SH        SOLE           52000
Nobel Learning
  Communities, Inc.            com 654889104  283      30000  SH        SOLE           30000
North Fork Bancorporation, Inc.com 65942410511190     409000  SH        SOLE           409000
Occidental Petroleum Corp.     com 674599105 1829      22900  SH        SOLE           22900
PICO Holdings, Inc.            com 693366205  835      25900  SH        SOLE           25900
Patterson Companies Inc.       com 703395103 1770      53000  SH        SOLE           53000
Patterson-UTI Energy, Inc.     com 703414102  677      20550  SH        SOLE           20550
Pharmaceutical HOLDR           com 71712a206  474       6800  SH        SOLE           6800
Pinnacle West Capital Corp.    com 723484101  662      16000  SH        SOLE           16000
Pioneer Natural Resources Co.  com 723787107  646      12600  SH        SOLE           12600
Plum Creek Timber Company, Inc.com 729251108  725      20100  SH        SOLE           20100
Polaris Industries Inc.        com 731068102 2902      57800  SH        SOLE           57800
ProQuest Company               com 74346P102 3963     142000  SH        SOLE           142000
Pulte Homes Inc.               com 745867101 4150     105450  SH        SOLE           105450
RC2 Corporation                com 749388104 3730     105000  SH        SOLE           105000
Rockwell Collins, Inc.         com 774341101  720      15500  SH        SOLE           15500
Ross Stores, Inc.              com 778296103 8333     288350  SH        SOLE           288350
RPM International, Inc.        com 749685103 1129      65000  SH        SOLE           65000
SEI Investments Co.            com 784117103 1846      49900  SH        SOLE           49900
SEMCO Energy, Inc.             com 78412d109 2276     405000  SH        SOLE           405000
STERIS Corporation             com 859152100 2637     105400  SH        SOLE           105400
Schering-Plough                com 806605101  553      26550  SH        SOLE           26550
Sherwin Williams Co.           com 824348106  786      17300  SH        SOLE           17300
Simpson Manufacturing Co., Inc.com 829073105 5452     150000  SH        SOLE           150000
Sparton Corp.                  com 847235108 1998     222983  SH        SOLE           222983
Stericycle, Inc.               com 858912108 1325      22500  SH        SOLE           22500
Strattec Security Corporation  com 863111100 1124      27812  SH        SOLE           27812
Stryker Corp.                  com 863667101  729      16400  SH        SOLE           16400
Student Loan Corporation       com 86390210210721      51240  SH        SOLE           51240
Superior Uniform Group Inc.    com 868358102  963      94000  SH        SOLE           94000
Synovus Financial Corp.        com 87161c105 1372      50800  SH        SOLE           50800
Teleflex Inc.                  com 879369106 1494      23000  SH        SOLE           23000
Tetra Tech, Inc.               com 88162g103  160      10200  SH        SOLE           10200
The Goldman Sachs Group, Inc.  com 38141G104  683       5350  SH        SOLE           5350
The Southern Company           com 842587107  675      19550  SH        SOLE           19550
The Stanley Works              com 854616109  649      13500  SH        SOLE           13500
The Toro Company               com 891092108 1746      39900  SH        SOLE           39900
Thor Industries, Inc.          com 88516010120572     513400  SH        SOLE           513400
Toll Brothers Inc.             com 889478103  724      20900  SH        SOLE           20900
Tractor Supply Company         com 892356106  371       7000  SH        SOLE           7000
Transocean Inc.                com G90078109 2697      38700  SH        SOLE           38700
TVI Corporation                com 872916101 4100    1025000  SH        SOLE           1025000
Unico American Corporation     com 904607108 4875     521445  SH        SOLE           521445
United Bankshares,Inc.         com 909907107  529      15000  SH        SOLE           15000
Washington Real Estate
  Investment Trust             com 939653101  871      28700  SH        SOLE           28700
Waters Corporation             com 941848103 7167     189600  SH        SOLE           189600
Weyco Group, Inc.              com 962149100  764      40000  SH        SOLE           40000
XTO Energy Inc.                com 98385x106 2676      60896  SH        SOLE           60896
Young Innovations, Inc.        com 987520103 1022      30000  SH        SOLE           30000
Zebra Technologies Corporation com 989207105 2918      68100  SH        SOLE           68100